Basis of Presentation (Narrative) (Details)			3 Months Ended		12 Months Ended
	Jun. 02, 2016 $ / shares	Nov. 20, 2015	Mar. 31, 2016 $ / shares	Mar. 31, 2015 $ / shares shares	Dec. 31, 2015 $ / shares	Dec. 31, 2014 $ / shares
Schedule of Equity Method Investments [Line Items]
Stock issued during period weighted average shares basic period increase (decrease) | shares				52,850,854
Stock issued during period weighted average shares diluted period increase (decrease) | shares				52,863,944
Increase (decrease) earnings per share, basic and diluted				$ (0.01)
Decription of stock conversion			, effective May 27, 2016 all Class B common shares and Class B warrants automatically converted into one Class A common share and one Class A warrant, respectively
Decription of reverse stock split			on June 2, 2016 the Board approved an amendment (the "Reverse Split Amendment") to the Company's Amended and Restated Certificate of Incorporation. The Reverse Split Amendment effected a one (1) for six (6) reverse stock split and corresponding reduction of the number of authorized shares of common stock, par value $0.01 per share (the "Reverse Split"). The Reverse Split Amendment became effective on June 13, 2016.
Dividends payable, date declared					Feb. 29, 2016
Subsequent Event [Member]
Schedule of Equity Method Investments [Line Items]
Stock split conversion ratio	0.16666
Common stock, par value (in dollars per share)	$ 0.01
Parent Company [Member]
Schedule of Equity Method Investments [Line Items]
Dividends payable, date of record		Dec. 03, 2015
Dividends payable, date declared		Nov. 20, 2015
Parent Company [Member] | Osg Bulk Ships Inc and OSG International Inc [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage by parent					100.00%
Common Class A [Member]
Schedule of Equity Method Investments [Line Items]
Stock issued during period weighted average shares basic period increase (decrease) | shares				52,850,854
Stock issued during period weighted average shares diluted period increase (decrease) | shares				52,863,944
Increase (decrease) earnings per share, basic and diluted			$ 0.44	$ 0.37
Common stock, par value (in dollars per share)			$ 0.01		$ 0.01	$ 0.01
Common Class A [Member] | Parent Company [Member]
Schedule of Equity Method Investments [Line Items]
Common stock, par value (in dollars per share)					$ 0.01	$ 0.01
Common Class A and Common Class B [Member]
Schedule of Equity Method Investments [Line Items]
Increase (decrease) earnings per share, basic and diluted				$ (0.01)
Dividends payable, date of record			Dec. 03, 2015
Dividends payable, date to be paid			Dec. 17, 2015
Common Class A and Common Class B [Member] | Parent Company [Member]
Schedule of Equity Method Investments [Line Items]
Dividends payable, date to be paid		Dec. 17, 2015
Maximum [Member] | Investment In Affiliates [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership percentage					50.00%